CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	4,900,000,000	4,900,000,000
Common Stock, Shares, Issued	1,024,834	690,000
Common Stock, Shares, Outstanding	1,024,834	690,000
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0